Fees Summary	Mar. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 994,411,011.00
Previously Paid Amount	0.00
Total Fee Amount	152,244.33
Total Offset Amount	0.00
Net Fee	$ 152,244.33